FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Financial Instruments Held by Category Financial Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [abstract]
Financial assets, amortized cost	$ 132,379	$ 131,955
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	4,556	4,446
Trade Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	75,323	66,689
Other Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	3,561	1,223
Due from Related Parties [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	108	1,755
Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	48,831	$ 57,842
Cash Flow Hedge [Member]
Disclosure of financial assets [abstract]
Financial assets, fair value through Comprehensive income	$ 181